CONSOLIDATED STATEMENT OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENT OF INCOME
Net sales (including special charges of $29.6 in 2011)	$ 3,045.8	$ 3,023.3	$ 2,958.7	$ 2,810.9	$ 1,845.3	$ 1,736.1	$ 1,698.8	$ 1,518.3	$ 11,838.7	$ 6,798.5	$ 6,089.7
Operating expenses
Cost of sales (including special charges of $93.9 in 2012 and $8.9 in 2011)	1,644.2	1,616.4	1,608.9	1,614.0	966.5	877.9	860.8	770.4	6,483.5	3,475.6	3,013.8
Selling, general and administrative expenses	971.1	977.7	981.7	989.7	651.6	595.3	609.6	581.6	3,920.2	2,438.1	2,261.6
Special (gains) and charges	34.7	28.0	41.6	41.4	63.0	23.3	30.1	14.6	145.7	131.0	7.5
Operating income	395.8	401.2	326.5	165.8	164.2	239.6	198.3	151.7	1,289.3	753.8	806.8
Interest expense, net (including special charges of $19.3 in 2012 and $1.5 in 2011)	62.5	64.2	63.9	86.1	34.4	13.2	13.1	13.5	276.7	74.2	59.1
Income before income taxes	333.3	337.0	262.6	79.7	129.8	226.4	185.2	138.2	1,012.6	679.6	747.7
Provision for income taxes	98.8	97.7	79.2	35.6	41.0	71.9	59.0	44.4	311.3	216.3	216.6
Net income including noncontrolling interest	234.5	239.3	183.4	44.1	88.8	154.5	126.2	93.8	701.3	463.3	531.1
Less: Net income (loss) attributable to noncontrolling interest (including special charges of $4.5 in 2012)	3.1	1.3	(1.1)	(5.6)	0.1	0.2	0.3	0.2	(2.3)	0.8	0.8
Net income attributable to Ecolab	$ 231.4	$ 238.0	$ 184.5	$ 49.7	$ 88.7	$ 154.3	$ 125.9	$ 93.6	$ 703.6	$ 462.5	$ 530.3
Earnings attributable to Ecolab per common share
Basic (in dollars per share)	$ 0.79	$ 0.81	$ 0.63	$ 0.17	$ 0.35	$ 0.67	$ 0.54	$ 0.40	$ 2.41	$ 1.95	$ 2.27
Diluted (in dollars per share)	$ 0.77	$ 0.80	$ 0.62	$ 0.17	$ 0.34	$ 0.65	$ 0.53	$ 0.40	$ 2.35	$ 1.91	$ 2.23
Dividends declared per common share (in dollars per share)									$ 0.8300	$ 0.7250	$ 0.6400
Weighted-average common shares outstanding
Basic (in shares)	293.8	292.7	291.9	291.5	252.2	231.9	231.6	232.0	292.5	236.9	233.4
Diluted (in shares)	299.9	298.6	298.2	297.9	257.5	236.1	236.1	235.9	298.9	242.1	237.6